CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 153,052	$ 62,382
Available-for-sale securities	93,802	118,489
Trade accounts receivable	12,583	3,549
Due from related parties	9,625	17,519
Other receivables	9,012	11,370
Inventories	5,126	5,083
Prepaid expenses and accrued income	2,291	3,608
Investment in direct financing and sales-type leases, current portion	32,096	32,220
Assets Held-for-sale	0	24,097
Financial instruments (short-term): at fair value	108	110
Total current assets	317,695	278,427
Vessels and equipment, net	1,762,596	1,737,169
Newbuildings	0	33,447
Investment in direct financing and sales-type leases, long-term portion	585,975	523,815
Investment in associated companies	10,678	130
Loans to related parties - associated companies, long-term	314,000	330,087
Receivables from related parties - others, long-term	0	9,268
Other long-term assets	12,791	18,992
Financial instruments (long-term): at fair value	8,347	6,042
Total assets	3,012,082	2,937,377
Current liabilities
Short-term debt and current portion of long-term debt	313,823	174,900
Trade accounts payable	487	1,229
Due to related parties	857	850
Accrued expenses	13,351	13,800
Financial instruments (short-term): at fair value	503	39,309
Other current liabilities	14,724	8,882
Total current liabilities	343,745	238,970
Long-term liabilities
Long-term debt	1,190,184	1,377,974
Financial instruments (long-term): at fair value	48,618	61,456
Other long-term liabilities	234,538	124,882
Total liabilities	1,817,085	1,803,282
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 150,000,000 shares authorized; 110,930,873 shares issued and outstanding at December 31, 2017). $0.01 par value; 150,000,000 shares authorized; 101,504,575 shares issued and outstanding at December 31, 2016).	1,109	1,015
Additional paid-in capital	403,659	282,502
Contributed surplus	680,703	680,703
Accumulated other comprehensive loss	(94,612)	(84,779)
Accumulated other comprehensive loss – associated companies	206	(976)
Retained earnings	203,932	255,630
Total stockholders' equity	1,194,997	1,134,095
Total liabilities and stockholders' equity	$ 3,012,082	$ 2,937,377